SIGNIFICANT ACCOUNTING POLICIES (Other Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventories
Recorded write-offs for inventory no longer required	$ 1,655	$ 3,957	$ 5,807
Impairment of Long-lived assets
Impairment loss	292
Advertising expenses
Advertising expense	378	225	392
Basic and diluted net earnings per share
Total weighted average number of ordinary shares related to outstanding options and warrants excluded from the calculations of diluted loss per share	14,693,825	20,421,865	15,307,820
Fair value of financial instruments
Long-term debt	63,596	73,900
Transfers of financial assets
Receivables sold to Israeli financial institutions	$ 1,641	$ 4,693